Intrepid Capital Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 61.7%	Shares	Value
Capital Goods - 3.1%
Acuity, Inc.	6,404	$ 2,412,131
Watsco, Inc.	3,521	1,467,306
		3,879,437

Commercial & Professional Services - 3.5%
ATENTO SA (a)(b)	96,558,308	0
Copart, Inc. (b)	34,852	982,478
SS&C Technologies Holdings, Inc.	16,119	1,000,184
UniFirst Corp.	9,231	2,441,230
		4,423,892

Consumer Discretionary Distribution & Retail - 2.1%
TJX Cos., Inc.	17,307	2,622,010

Consumer Durables & Apparel - 5.7%
Garmin Ltd.	8,004	1,901,270
Green Brick Partners, Inc. (b)	23,263	1,861,971
Levi Strauss & Co. - Class A	64,156	1,592,993
Polaris, Inc.	26,610	1,821,188
		7,177,422

Consumer Services - 3.9%
Airbnb, Inc. - Class A (b)	11,670	1,669,977
Liberty Live Holdings, Inc. - Class A (b)	31,368	3,176,324
		4,846,301

Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings, Inc. (b)	18,141	1,582,258
Dollar Tree, Inc. (b)	18,897	2,285,592
		3,867,850

Energy - 1.8%
Permian Resources Corp.	124,509	2,292,211

Financial Services - 7.0%
Berkshire Hathaway, Inc. - Class B (b)	6,517	3,261,042
Cboe Global Markets, Inc.	3,859	936,463
Chicago Atlantic BDC, Inc.	38,198	373,195
Jefferies Financial Group, Inc.	28,188	1,408,836
Sprott, Inc.	24,961	2,804,368
		8,783,904

Food, Beverage & Tobacco - 3.0%
J M Smucker Co.	16,450	1,850,625
Philip Morris International, Inc.	10,420	1,885,082
		3,735,707

Household & Personal Products - 1.5%
Interparfums, Inc.	16,758	1,874,550

Insurance - 3.4%
Markel Group, Inc. (b)	978	1,910,044
W R Berkley Corp.	34,245	2,415,300
		4,325,344

Materials - 1.3%
Scotts Miracle-Gro Co.	24,524	1,670,330

Media & Entertainment - 17.9%
Alphabet, Inc. - Class A	10,603	3,789,194
Atlanta Braves Holdings, Inc. - Class C (b)	54,826	2,845,469
Liberty Media Corp.-Liberty Formula One - Class C (b)	15,467	1,471,530
Madison Square Garden Sports Corp. (b)	9,465	3,803,416
Match Group, Inc.	53,439	2,033,354
People, Inc. (b)	45,588	2,104,342
Stubhub Holdings, Inc. - Class A (b)	175,052	2,252,919
Take-Two Interactive Software, Inc. (b)	9,872	2,467,803
Universal Music Group NV - ADR	159,911	1,669,471
		22,437,498

Real Estate Management & Development - 3.4%
FRP Holdings, Inc. (b)	127,956	3,197,620
Howard Hughes Holdings, Inc. (b)	14,854	1,061,913
		4,259,533

Software & Services - 1.0%
Dropbox, Inc. - Class A (b)	45,608	1,252,852
TOTAL COMMON STOCKS (Cost $50,580,587)		77,448,841

CORPORATE BONDS - 16.4%	Par	Value
Commercial & Professional Services - 3.0%
Atento Luxco 1 SA
12.00% (includes 12.00% PIK), 05/17/2028 (a)(c)	929,170	929,170
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029 (a)(c)	547,961	547,961
Cimpress PLC, 7.38%, 09/15/2032 (c)	2,296,000	2,321,853
		3,798,984

Consumer Discretionary Distribution & Retail - 3.1%
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (c)	1,750,000	1,707,443
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029 (c)	2,156,660	2,221,037
		3,928,480

Consumer Durables & Apparel - 1.8%
Beach Acquisition Bidco LLC, 10.75% PIK, 07/15/2033 (c)	2,000,000	2,272,040

Consumer Services - 0.4%
Brinker International, Inc., 8.25%, 07/15/2030 (c)	500,000	523,032

Financial Services - 0.3%
Rithm Capital Corp., 8.50%, 06/01/2031 (c)	404,000	405,448

Food, Beverage & Tobacco - 1.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)	1,838,000	1,906,510

Media & Entertainment - 1.8%
Firy, Inc., 10.25%, 12/15/2026 (c)	2,216,000	2,210,460

Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Celgene Corp., 3.90%, 02/20/2028		23,000		22,872
Trulieve Cannabis Corp., 10.50%, 12/17/2030 (c)		2,300,000		2,440,875
				2,463,747

Software & Services - 1.7%
Conduent Business Services LLC, 6.00%, 11/01/2029 (c)		2,500,000		2,110,245

Telecommunication Services - 0.8%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		1,000,000		1,020,290
TOTAL CORPORATE BONDS (Cost $20,292,891)				20,639,236

EXCHANGE TRADED FUNDS - 3.2%		Shares		Value
iShares Gold Trust (b)		52,279		3,947,587
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)				3,947,587

BANK LOANS - 2.4%		Par		Value
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
COMMON C GP, LLC, 10.00%, 12/31/2026		86,306		85,443
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026		752,214		285,841
STIIIZY T/L (7/25), 15.50%, 07/30/2029		1,646,876		1,646,877
				2,018,161

Telecommunication Services - 0.8%
ViaPath Technologies, Senior Secured First Lien, 11.14% (1 mo. SOFR US + 7.50%), 08/06/2029		973,591		987,791
TOTAL BANK LOANS (Cost $3,422,284)				3,005,952

REAL ESTATE INVESTMENT TRUSTS - 0.5%		Shares		Value
Financial Services - 0.5%
Chicago Atlantic Real Estate Finance, Inc.		61,878		663,332
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $938,071)				663,332

PURCHASED OPTIONS - 0.1% (b)	Notional Amount	Contracts		Value
Put Options - 0.1%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2027; Exercise Price: $13.23	373,194	38,198		132,165
TOTAL PURCHASED OPTIONS (Cost $95,304)				132,165

WARRANTS - 0.0% (d)		Contracts		Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0% (d)
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02 (b)		7,328		220
TOTAL WARRANTS (Cost $0)				220

PREFERRED STOCKS - 0.0% (d)		Shares		Value
Commercial & Professional Services - 0.0% (d)
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (a)		897,986		0
TOTAL PREFERRED STOCKS (Cost $815,537)				0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 15.4%		Shares		Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (e)		19,342,172		19,342,172
TOTAL MONEY MARKET FUNDS (Cost $19,342,172)				19,342,172

TOTAL INVESTMENTS - 99.7% (Cost $96,998,820)				125,179,505
Other Assets in Excess of Liabilities - 0.3%			0.00274	343,779

TOTAL NET ASSETS - 100.0%	$ 125,523,284

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,477,131 or 1.2% of net assets as of June 30, 2026.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $19,596,074 or 15.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Intrepid Capital Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 77,448,841	$ –	$ 0	$ 77,448,841
Corporate Bonds	–	19,162,105	1,477,131	20,639,236
Exchange Traded Funds	3,947,587	–	–	3,947,587
Bank Loans	–	3,005,952	–	3,005,952
Real Estate Investment Trusts	663,332	–	–	663,332
Purchased Options	–	132,165	–	132,165
Warrants	–	220	–	220
Preferred Stocks	–	–	0	0
Money Market Funds	19,342,172	–	–	19,342,172
Total Investments	$ 101,401,932	$ 22,300,442	$ 1,477,131	$ 125,179,505

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of June 30, 2026
(% of Net Assets)
Common Stocks	$ 77,448,841	61.7%
Corporate Bonds	20,639,236	16.4
Exchange Traded Funds	3,947,587	3.2
Bank Loans	3,005,952	2.4
Real Estate Investment Trusts	663,332	0.5
Purchased Options	132,165	0.1
Warrants	220	0.0 (a)
Preferred Stocks	0	– (a)
Money Market Funds	19,342,172	15.4
Other Assets in Excess of Liabilities	343,779	0.3
	$ 125,523,284	100.0%

(a)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)
Canada	$ 5,245,243	4.2%
Ireland	2,321,853	1.9
Switzerland	1,901,270	1.5
Netherlands	1,669,471	1.3
Luxembourg	1,477,131	1.1
United States	112,564,537	89.7
Other Assets in Excess of Liabilities	343,779	0.3
	$ 125,523,284	100.0%

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 1,969,573
Purchases	119,211
Change in unrealized appreciation/depreciation	(611,653)
Amortization/(Accretion)	0
Ending balance as of June 30, 2026	$ 1,477,131
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ (611,653)
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 1,477,131	0	0	$ –
Common Stocks	0	0	0	–
Preferred Stocks	0	0	0	–
	$ 1,477,131